Sep-02-03 03:03pm From- T-847 P.002/002 F-096

Manager
Securities Operations

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTNYS

1-31776

NYSE

03026924

SEP - 2 2003

PROCESSED
SEP 03 2003
THOMSON
FINANCIAL

September 2, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, SOUTHWEST GAS CAPITAL II, % Preferred Trust Securities (and the Guarantee with respect thereto) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 2, 2003. Tentative listing date – Not yet determined.

Sincerely,

[signature]